UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2527


                               Scudder Money Funds
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
Scudder Government & Agency Money Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                                        Principal
                                                                                        Amount ($)             Value ($)
                                                                                 ---------------------------------------
Agencies Not Backed by the Full Faith and Credit of the US Government 67.0%
Federal Farm Credit Bank:
1.775%*, 12/15/2004                                                                    50,000,000            49,999,103
1.783%*, 6/13/2005                                                                     15,000,000            14,999,081
1.819%*, 1/17/2006                                                                     15,000,000            15,000,000
1.881%*, 12/27/2005                                                                    15,000,000            15,000,000
Federal Home Loan Bank:
1.28%**, 11/5/2004                                                                     10,000,000             9,998,578
1.45%, 1/11/2005                                                                       10,000,000            10,000,000
1.5%, 3/8/2005                                                                          7,500,000             7,500,000
1.745%*, 9/12/2005                                                                     25,000,000            24,987,024
2.0%, 11/15/2004                                                                        3,000,000             3,000,918
4.0%, 2/15/2005                                                                         7,000,000             7,053,262
4.125%, 1/14/2005                                                                      10,000,000            10,057,176
Federal Home Loan Mortgage Corp.:
1.315%**, 1/11/2005                                                                    10,000,000             9,974,065
1.5%, 2/14/2005                                                                         4,000,000             4,000,000
Series RB, 1.55%**, 11/2/2004                                                           1,000,000               999,957
Series RB, 1.57%**, 11/2/2004                                                           7,000,000             6,999,695
Series RB, 1.6%**, 11/9/2004                                                            8,000,000             7,997,155
2.0%*, 10/7/2005                                                                       10,000,000            10,000,000
6.875%, 1/28/2005                                                                       6,000,000             6,077,771
Federal National Mortgage Association:
1.6%, 12/29/2004                                                                       10,000,000            10,000,000
1.62%**, 11/3/2004                                                                     10,000,000             9,999,100
1.75%, 5/23/2005                                                                        5,500,000             5,500,000
1.82%*, 2/23/2005                                                                      15,000,000            15,000,000
2.08**, 2/1/2005                                                                       10,000,000             9,946,844
7.125%, 2/15/2005                                                                       4,000,000             4,060,940
Total Agencies Not Backed by the Full Faith and Credit of                                                   -----------
the US Government (Cost $268,150,669)                                                                       268,150,669

Backed by the Full Faith and Credit of the US Government 6.2% Hainan Airlines:
Series 2000-2, 1.83%*, 12/21/2004                                                       7,878,335             7,878,336
Series 2001-1, 1.88%*, 12/15/2007                                                       8,375,121             8,375,121
Series 2001-2, 1.88%*, 12/15/2007                                                       4,187,560             4,187,560
Series 2001-3, 1.888%*, 12/15/2007                                                      4,187,560             4,187,560
Total Backed by the Full Faith and Credit of the US                                                         -----------
Government (Cost $24,628,577)                                                                                24,628,577

Repurchase Agreements 26.7%
Goldman Sachs Co., Inc., 1.80%, dated 10/27/2004,
to be repurchased at $25,015,000 on 11/08/2004 (a)                                     25,000,000            25,000,000
JPMorgan Chase, Inc., 1.89%, dated 10/29/2004, to be
repurchased at $81,012,758 on 11/01/2004 (b)                                           81,000,000            81,000,000
State Street Bank and Trust Co., 1.70%, dated 10/29/2004,
to be repurchased at $1,062,150, on 11/01/2004 (c)                                      1,062,000             1,062,000
                                                                                                            -----------
Total Repurchase Agreements (Cost $107,062,000)                                                             107,062,000

                                                                                             % of
                                                                                       Net Assets              Value ($)

Total Investment Portfolio  (Cost $399,841,246)                                              99.9           399,841,246
Other Assets and Liabilities, Net                                                             0.1               593,749
                                                                                                            -----------
Net Assets                                                                                  100.0           400,434,995
                                                                                                            ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $24,462,857 Federal National Mortgage Association, 6.0%, maturing on 8/1/2034 with a value of $25,500,001.

(b) Collateralized by:

Principal                                                                                Maturity            Collateral
Amount ($)      Security                                           Rate (%)                  Date              Value ($)
------------------------------------------------------------------------------------------------------------------------
     44,227,018 Federal Home Loan Mortgage Corp.                            4.50       2/15/2018-            44,776,415
                                                                                        2/15/2029
     37,578,478 Federal National Mortgage Association                       4.50        1/25/2029            37,844,367
------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                       82,620,782

(c) Collateralized by $1,080,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $1,088,014.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Government & Agency Money Fund


By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Government & Agency Money Fund

By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



BBy:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004